Common Shares (Tables)	3 Months Ended
Jul. 31, 2011
Common Shares (Tables) [Abstract]
Common Shares Information

	July 31, 2011	April 30, 2011

Common shares authorized	150,000,000	150,000,000
Common shares outstanding	114,383,657	114,172,122
Treasury shares	14,221,508	14,432,043